Commitments and Contingencies - Condensed Consolidated Statements of Income Information (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of other provisions [line items]
Insurance service result	$ 4,001	$ 3,977
Investment result	3,521	2,958
Other revenue	7,588	6,746
Net income (loss) attributed to shareholders and other equity holders	5,385	5,103
MFC (Guarantor)
Disclosure of other provisions [line items]
Insurance service result	0	0
Investment result	871	638
Other revenue	(34)	14
Net income (loss) attributed to shareholders and other equity holders	5,385	5,103
Subsidiaries on a combined basis
Disclosure of other provisions [line items]
Insurance service result	4,001	3,977
Investment result	4,329	3,646
Other revenue	7,620	6,736
Net income (loss) attributed to shareholders and other equity holders	4,910	4,785
Consolidation adjustments
Disclosure of other provisions [line items]
Insurance service result	0	0
Investment result	(1,679)	(1,326)
Other revenue	2	(4)
Net income (loss) attributed to shareholders and other equity holders	(4,910)	(4,785)
MFLP
Disclosure of other provisions [line items]
Insurance service result	0	0
Investment result	52	51
Other revenue	20	(7)
Net income (loss) attributed to shareholders and other equity holders	$ 26	$ 1